Goodwill and Intangible Assets - Schedule of goodwill and intangible assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	$ 335,594	$ 604,070
Additions- Atlantic Acquisition		13,850,777
Amortization	(268,475)	(789,225)
Impairment		(13,330,028)
Balance	67,119	335,594
Intangible Assets[Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	335,594	604,070
Additions- Atlantic Acquisition		696,192
Amortization	(268,475)	(789,225)
Impairment		(175,443)
Balance	67,119	335,594
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	0	0
Additions- Atlantic Acquisition		13,154,585
Amortization	0	0
Impairment		(13,154,585)
Balance	$ 0	$ 0